Related parties	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Parties [Abstract]
Related parties

42 Related parties

Related parties of the Group include mainly associates and joint ventures of the Group and the Group’s key management personnel.

The following tables provide the total amount of transactions that have been entered into with related parties for the relevant financial year.

(i) Compensation of key management personnel of the Group

The compensation of key management personnel of the Group is analysed as follows:

	2022	2021	2020
Directors’ fee	854	511	412
Short-term employee benefits	1,851	1,934	2,026
Social security contributions and defined contribution plans	685	692	634
Employee benefit obligations	125	132	137
Expenses for stock options	998	—	—
Total	4,513	3,269	3,209

The amounts disclosed in the tables are the amounts recognised as an expense during the reporting period related to key management personnel. No loans and/or guarantees have been provided for or agreed to with key management personnel.

(ii) Transactions with directors of the Group

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2022		2021		2020
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Legal services	33	—	86	—	392	—
Total	33	—	86	—	392	—

The Parent used the legal services of BonelliErede law firm, of which one of the Parent’s director is a partner, for assistance with management advisory, for a total fee amounting to 33, 86 and 392 for the years ended December 31, 2022, 2021 and 2020, respectively. Amounts were billed based on market rates for such services and were due and payable under normal payment terms.

For the advance of 2,500 for the future capital increase received from the Parent’s majority shareholder and Chairman, see note 27.

In January 2021, the Parent sold 7% of Natuzzi Singapore PTE. LTD. to a related party. This transaction was executed through a 1,300 capital injection by the related party into this subsidiary, increasing its share capital, in exchange for the 7% interest. As a result of the entry of TTF in March 2022, the related party's investment was diluted to 5.6% (see note 2).

From time to time, Directors of the Group, or their related entities, may buy goods from the Group. These purchases are made on the same terms and conditions as those entered into by the Group’s other employees or customers.

(iii) Transactions with associates, joint ventures and other related parties

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2022

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	59,838	—	3,697	5,314	—
Nars Miami LLCC (associate)	1,484	16	—	231	59
Natuzzi Texas LLC (joint venture)	992	—	—	1,193	—
Natuzzi Stores (UK) LTD (associate)	7,110	—	—	14	—
Natuzzi Design S.a.s.	2,550	—	—	426	—
Natuzzi Arredamenti S.r.l.	1,734	26	—	231	—
Natuzzi Sofa S.r.l.	399	—	—	48	—
Total	74,107	42	3,697	7,457	59

December 31, 2021

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	48,457	—	1,490	6,953	—
Nars Miami LLCC (associate)	806	—	254	123	—
Natuzzi Texas LLC (joint venture)	—	—	—	—	—
Natuzzi Stores (UK) LTD (associate)	—	—	—	—	—
Natuzzi Design S.a.s.	1,820	—	—	710	—
Natuzzi Arredamenti S.r.l.	989	—	—	191	—
Natuzzi Sofa S.r.l.	232	—	—	51	—
Total	52,304	—	1,744	8,028	—

December 31, 2020

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	38,401	9	2,335	5,961	—
Nars Miami LLCC (associate)	406	—	—	27	—
Natuzzi Design S.a.s.	1,734	—	—	888	—
Natuzzi Arredamenti S.r.l.	827	—	—	279	—
Natuzzi Sofa S.r.l.	238	—	—	47	—
Total	41,606	9	2,335	7,202	—

All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within three months of the reporting date. None of the balances are secured. No guarantees have been given or received.

To support the activities of such joint ventures and associates, the Group and the other investors in these entities have agreed to make additional contributions in proportion to their interests to make up any losses, if required.

There are no borrowings received from or given to the above joint ventures, associates and other related parties, for the years ended December 31, 2022, 2021 and 2020.